Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders' Equity	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders’ Equity

14. Redeemable non-controlling interests, Redeemable preferred non-controlling interests and Stockholders’ Equity

The condensed consolidated statements of change in Redeemable non-controlling interests, Redeemable preferred non-controlling interests and stockholders’ equity reflect the reverse recapitalization and Business Combination as mentioned in Note 3, Business Combination. As OPAL Fuels was deemed to be the acquirer in the Business Combination, all periods prior to the completion of the Business Combination reflect the balances and activity of OPAL Fuels. The consolidated balances as of December 31, 2021 from the audited financial statements of OPAL Fuels as of that date, share activity (Redeemable preferred units and common units) and per share amounts in these condensed consolidated statements of change in redeemable preferred units and stockholders’ equity were retroactively adjusted.

Common stock

After giving effect to the Business Combination, there are currently (i) 25,671,390 shares of Class A common stock issued and outstanding, (ii) 144,399,037 shares of New OPAL Class D common stock issued and outstanding, (iii) no shares of Class B common stock, par value $0.0001 per share, of (“Class B common stock”) issued and outstanding ( Shares of Class B common stock do not have any economic value except voting rights as described below) and (iv) no shares of Class C common stock, par value $0.0001 per share, (” Class C common stock”) issued and outstanding (shares of Class D common stock do not have any economic value except voting rights as described below)

As part of the Business Combination, $68,257 of Class A common stock and Additional paid-in capital was recorded, net of transaction costs of $6,569. Please see Note 3, Business Combination for additional information.

Class A common stock

Voting Rights. Each holder of Class A common stock is entitled to one vote for each share of Class A common stock held of record by such holder on all matters on which stockholders generally are entitled to vote. Further, the holders of the outstanding shares of Class A common stock are entitled to vote separately upon any amendment to the Company’s Certificate of Incorporation (the “Charter”) (including by merger, consolidation, reorganization or similar event) that would alter or change the powers, preferences or special rights of such series of common stock in a manner that is disproportionately adverse as compared to the Class B common stock, the Class C common stock and the Class D common stock.

Dividends. Dividends and other distributions of cash, stock or property may be declared and paid on the shares of Class A common stock and the shares of Class C common stock out of the assets of the Company that are by law available therefor, at the times and in the amounts as our board in its discretion may determine.

Liquidation rights. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the affairs of the Company, after payment or provision for payment of the debts and other liabilities and of the preferential and other amounts to which the holders of preferred stock are entitled, if any, the holders of all outstanding shares of Class A common stock and Class C common stock will be entitled to receive, pari passu, an amount per share equal to the par value thereof, and thereafter the holders of all outstanding shares of Class A common stock and Class C common stock will be entitled to receive the remaining assets of the Company available for distribution ratably in proportion to the number of shares of Class A common stock and Class C common stock, which shall be treated as a single class.

Class B common stock

Shares of Class B common stock may, together with the corresponding Class B Units, be exchanged for shares of Class A common stock.

Voting Rights. Each holder of Class B common stock will be entitled to one vote for each share of Class B common stock held of record by such holder on all matters on which stockholders generally are entitled to vote. Further, the holders of the outstanding shares of Class B common stock will be entitled to vote separately on any amendment to the Charter (including by merger, consolidation, reorganization or similar event) that would alter or change the powers, preferences or special rights of such series of Common Stock in a manner that is disproportionately adverse as compared to the Class A common stock, the Class C common stock and the Class D common stock.

Dividends. Dividends of cash or property may not be declared or paid on shares of Class B common stock.

Liquidation rights. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the affairs of the Company, after payment or provision for payment of the debts and other liabilities and of the preferential and other amounts to which the holders of preferred stock are entitled, if any, the holders of shares of Class B common stock will not be entitled to receive, with respect to such shares, any assets of the Company in excess of the par value thereof. Notwithstanding the foregoing, the holders of Class B common stock will have the right to exchange their shares of Class B common stock, together with the corresponding Class B Units constituting the remainder of any paired interests (as defined in the Charter) in which such shares are included, for shares of Class A common stock or for the consideration payable in respect of shares of Class A common stock in such voluntary or involuntary liquidation, dissolution or winding-up.

Class C common stock

Shares of Class C common stock may be converted to shares of Class A common stock, as discussed further below.

●	Voluntary Conversion. Each share of Class C common stock shall be convertible into one share of Class A common stock at the option of the holder thereof, at any time upon written notice to OPAL; provided that, for the avoidance of doubt, any such holder of shares of Class C common stock may in such written notice to OPAL specify that such conversion into shares of Class A common stock shall be contingent upon the consummation of one or more sale or other transfer transactions.

●	Automatic Conversion. Each share of Class C common stock shall automatically, without any further action, convert into one share of Class A common stock upon a transfer, other than a Transfer to a qualified stockholder (as defined in the Charter).

Voting Rights. Each holder of Class C common stock will be entitled to five votes for each share of Class C common stock held of record by such holder on all matters on which stockholders generally are entitled to vote. Further, the holders of the outstanding shares of Class C common stock will be entitled to vote separately upon any amendment to the Charter (including by merger, consolidation, reorganization or similar event) that would alter or change the powers, preferences or special rights of such series of common stock in a manner that is disproportionately adverse as compared to the Class A common stock, the Class B common stock and the Class D common stock.

Dividends. Dividends and other distributions of cash, stock or property may be declared and paid on the shares of Class A common stock and the shares of Class C common stock out of the assets of the Company that are by law available therefor, at the times and in the amounts as our board in its discretion may determine.

Liquidation rights. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the affairs of the Company, after payment or provision for payment of the debts and other liabilities and of the preferential and other amounts to which the holders of preferred stock are entitled, if any, the holders of all outstanding shares of Class A common stock and Class C common stock will be entitled to receive, pari passu, an amount per share equal to the par value thereof, and thereafter the holders of all outstanding shares of Class A common stock and Class C common stock will be entitled to receive the remaining assets of the Company available for distribution ratably in proportion to the number of shares of Class A common stock and Class C common stock, which shall be treated as a single class.

Class D common stock

Shares of Class D common stock may be converted into shares of Class B common stock pursuant to the Charter. Further, shares of Class D common stock, together with the corresponding Class B Units may be exchanged for shares of Class C common stock or converted into shares of Class A common stock as further discussed below.

Voluntary Conversion. Each share of Class D common stock shall be convertible into one share of Class B common stock at the option of the holder thereof at any time upon written notice to the Company;

Automatic Conversion. Each share of Class D common stock shall automatically, without any further action, convert into one share of Class B common stock upon a transfer, other than a transfer to a qualified stockholder.

Voting Rights. Each holder of Class D common stock will be entitled to five votes for each share of Class D common stock held of record by such holder on all matters on which stockholders generally are entitled to vote. Further, the holders of the outstanding shares of Class D common stock will be entitled to vote separately upon any amendment to the Charter (including by merger, consolidation, reorganization or similar event) that would alter or change the powers, preferences or special rights of such series of common stock in a manner that is disproportionately adverse as compared to the Class A common stock, the Class B common stock and the Class C common stock.

Dividends. Dividends of cash or property may not be declared or paid on shares of Class D common stock.

Liquidation rights. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the affairs of the Company, after payment or provision for payment of the debts and other liabilities and of the preferential and other amounts to which the holders of preferred stock are entitled, if any, the holders of shares of Class D common stock will not be entitled to receive, with respect to such shares, any assets of the Company in excess of the par value thereof. Notwithstanding the foregoing, the holders of Class D common stock will have the right to exchange their shares of Class B common stock, together with the corresponding Class B Units constituting the remainder of any paired interests (as defined in the Charter) in which such shares are included, for shares of Class C common stock or for the consideration payable in respect of shares of Class C common stock in such voluntary or involuntary liquidation, dissolution or winding-up.

Redeemable preferred non-controlling interests

On November 29, 2021, as part of an exchange agreement (“Hillman exchange”), the Company issued 300,000 Series A-1 preferred units to Hillman in return for Hillman’s non-controlling interest in four RNG project subsidiaries.

On November 29, 2021, Mendocino Capital LLC (“NextEra”) subscribed for up to 1,000,000 Series A preferred units, which are issuable (in whole or in increments) at the Company’s discretion prior to June 30, 2022. As of December 31, 2021, no Series A preferred units were issued. During the nine months ended September 30, 2022, the Company had drawn $100,000 and issued 1,000,000 Series A preferred units.

Upon completion of Business Combination, the Company assumed Series A-1 preferred units and Series A preferred units which were issued and outstanding by OPAL Fuels. The Company recorded the Series A-1 preferred units and Series A preferred units as Redeemable preferred non-controlling interests. The Company incurred issuance costs of $267 in third-party legal fees in the fourth quarter of 2021, which was presented as Deferred financing costs in the consolidated balance sheet as of December 31, 2021. The Company has elected to adjust the carrying value of the preferred units to the redemption value at the end of each reporting period by immediately amortizing the issuance costs in the first reporting period after issuance of the preferred units. Therefore, the Company amortized the $267 to Retained earnings component of Members’ equity as of September 30, 2022.

The following table summarizes the changes in the redeemable preferred non-controlling interests which represent Series A and Series A-1 preferred units outstanding at OPAL Fuels level from December 31, 2021 to September 30, 2022:

	Series A-1 preferred units		Series A preferred units
	Units	Amount	Units	Amount
Balance, December 31, 2021	300,000	$30,210	—	$—
Series A units issued by OPAL Fuels	—	—	1,000,000	100,000
Paid-in-kind dividends attributable to OPAL Fuels		1,752		3,031
Paid-in kind dividends attributable to Class A common stockholders	—	68	—	242
Balance, September 30, 2022	300,000	$32,030	1,000,000	$103,273

Terms of Redeemable preferred units

The Series A and Series A-1 preferred units (together the “Preferred Units”) have substantially the same terms and features which are listed below:

Voting: The Series A-1 preferred units to Hillman do not have any voting rights. The Series A preferred units issued to NextEra have limited rights to prevent the Company from taking certain actions including (i) major issuances of new debt or equity (ii) executing transactions with affiliates which are not at arm-length basis (iii) major disposition of assets and (iv) major acquisition of assets outside of the Company’s primary business.

Dividends: The Preferred Units are entitled to receive dividends at the rate of 8% per annum. Dividends begin accruing for each unit from the date of issuance and are payable each quarter end regardless of whether they are declared. The dividends are mandatory and cumulative. The Company is allowed to elect to issue additional Preferred Units ( paid-in-kind) in lieu of cash for the first eight dividend payment dates. The Company elected to pay the dividends to be paid-in-kind for all periods presented. In the occurrence of certain events of default, the annual dividend rate increases to 12%. Additionally, the dividend rate increases by 2% for each unrelated uncured event of default up to a maximum of 20%.

Liquidation preference: In the event of liquidation of the Company, each holder of a unit of Series A and Series A-1 is entitled to be paid on pro-rata basis the original issue price of $100 per unit plus any accrued and unpaid dividends out of the assets of the Company available for distribution after payment of the Company’s debt and liabilities and liquidation expenses.

Redemption: At any time after issuance, the Company may redeem the Redeemable preferred units for a price equal to original issue price of $100 per unit plus any accrued and unpaid dividends. Holders of the Preferred Units may redeem for an amount equal to original issue price of $100 per unit plus any accrued and unpaid dividends upon (i) occurrence of certain change in control event (ii) at the end of four years from the date of issuance, except the Preferred Units issued to Hillman can only be redeemed 30 days after the fourth year anniversary of the first issuance of Preferred Units to NextEra. The maturity date is determined to be the date at which the holder’s redemption option becomes exercisable as this is the date in which both the Company and the holder may redeem the preferred units. The maturity date could be as early as November 29, 2025 but no later than June 30, 2026, depending on when the Series A units to NextEra are issued as previously detailed herein.

Conversion: Holder’s may elect to convert Preferred Units into common units in the limited chance that the Company fails to redeem the Preferred Units under an optional redemption, the annual dividend rate increases to 12% and is further increased to 14% after one year, and thereafter by 2% every 90 days up to a cap of 20%. The Company must also redeem all NextEra Series A preferred units on which the redemption option has been exercised prior to redeeming any Hillman Series A-1 preferred units. If elected, the holder may convert all or a portion of its Preferred Units into a number of common units equal to: (i) number of Preferred Units, multiplied by, (ii) $100 plus accrued and unpaid cash dividends, divided by, (iii) conversion price. The conversion price is equal to the value of the Company’s common units determined as follows, and reduced by a 20% discount if conversion occurs during the first year of delayed redemption, a 25% discount during the 2nd year, and a 30% discount thereafter:

1.	Using 20-day volume-weighted average price (“VWAP”) of the Company’s common shares.

2.	Otherwise the estimated proceeds to be received by the holder of a common unit if the net assets of the Company were sold at fair market value and distributed.

Redeemable non-controlling interests

Upon consummation of Business Combination, OPAL Fuels and its members caused the existing limited liability company agreement to be amended and restated and in connection therewith, all of the common units of OPAL Fuels LLC issued and outstanding immediately prior to the closing were re-classified into 144,399,037 Class B Units (“OPAL Class B Units”). Each Class B Unit is paired with 1 non-economic share of Class D common stock issued by the Company. Each pair of Class B Unit and 1 share of Class D common stock is exchangeable to either 1 share of Class A common stock or 1 share of Class C common stock at the holder’s option. Upon an exchange for Class A common stock, the Company has the option to redeem shares for cash at their market value.

Redeemable non-controlling interests have been presented as mezzanine equity in the condensed consolidated statements of change in Redeemable non-controlling interests, Redeemable preferred non-controlling interests and stockholders’ equity. At each balance sheet date, the Redeemable non-controlling interests are adjusted up to their redemption value if necessary, with an offset in Stockholders’ equity. As of September 30, 2022, the Company recorded $1,160,723 to adjust the carrying value to their redemption value based on a 5 day VWAP of $8.47 per share.